PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2022
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 715,000 Placement Units at a price of $10.00 per Placement Unit, for an aggregate purchase price of $7,150,000, in a private placement. Each Private Placement Unit consists of a share of common stock (“Private Placement Share”) and one right (“Private Placement Right”). Each Private Placement Right entitles the holder thereof to receive one-tenth (1/10) of a share of common stock upon the consummation of a Business Combination. A portion of the proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. On December 9, 2021, the underwriter elected to fully exercise their over-allotment option, resulting in the sale of an additional 81,000 Private Placement Units at a price of $10.00 per Unit. A portion of the proceeds from the sale of the additional Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Units.